TAXATION - Reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 67,172	$ 9,461	¥ 81,901
Changes based on tax positions related to the current year	0	0	322
Additions related to prior year tax position	12,084	1,702	1,072
Decreases related to prior year tax position	(14,104)	(1,987)	(6,617)
Decrease related to disposal of CMSI	(7,861)	(1,107)	(7,861)
Decreases relating to expiration of applicable statute of limitation	(1,997)	(281)	(3,572)
Foreign currency translation	8,605	1,212	1,927
Balance at the end of year	¥ 63,899	$ 9,000	¥ 67,172